Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000027914
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000027911
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	14.62%	8.93%	11.05%
C000027913
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	17.98%	9.08%	10.70%
C000027917
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000132087
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000027914
Average Annual Return [Line Items]
Average Annual Return, Percent	20.27%	10.19%	11.82%
Without Sales Load [Member] | C000027911
Average Annual Return [Line Items]
Average Annual Return, Percent	19.74%	9.87%	11.53%
Without Sales Load [Member] | C000027913
Average Annual Return [Line Items]
Average Annual Return, Percent	18.98%	9.08%	10.70%
Without Sales Load [Member] | C000027917
Average Annual Return [Line Items]
Average Annual Return, Percent	20.20%	10.16%	11.81%
Without Sales Load [Member] | C000132087
Average Annual Return [Line Items]
Average Annual Return, Percent	20.16%	10.20%	11.86%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	27.09%	11.17%	11.52%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	27.09%	11.17%	11.52%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	27.09%	11.17%	11.52%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	27.09%	11.17%	11.52%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	27.09%	11.17%	11.52%